Document and Entity Information - Mar. 31, 2015 - shares	Total
Entity Registrant Name	Luxoft Holding, Inc
Entity Central Index Key	0001538375
Document Type	20-F
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Class A
Entity Common Stock, Shares Outstanding	18,515,323
Class B
Entity Common Stock, Shares Outstanding	14,336,022